Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 990	$ 773	$ 360
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	289	245	248
Gain from sale and disposal of property and equipment		(10)	(14)
Currency fluctuation of deposits and loans	(225)	264	71
Severance pay, net	15	92	39
Share-based compensation expense	67	60	124
Issuance of shares to service provider			23
Change in fair value of contingent consideration related to acquisition			(178)
Decrease (Increase) in trade receivables, net	1,180	(1,876)	(857)
Decrease (Increase) in other accounts receivable and other assets	84	58	(274)
Decrease (Increase) in inventories	366	(926)	189
Increase (decrease) in trade payables	(1,845)	1,350	(70)
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(178)	347	(21)
Net cash provided by (used in) operating activities	743	377	(360)
Cash flows from investing activities:
Purchase of property and equipment	(689)	(368)	(139)
Proceeds from sale of property and equipment		53	15
Change in long-term bank deposits			10
Acquisition of business			(154)
Net cash used in investing activities	(689)	(315)	(268)
Cash flows from financing activities:
Proceeds from issuance of shares, net	377	606	1,260
Proceeds from exercise of options			30
Proceeds from long-term loans		2,976	3,680
Repayment of long-term loans	(469)	(3,346)
Repayment of short and long-term loans			(4,474)
Net cash provided by (used in) financing activities	(92)	236	496
Increase (decrease) in cash, cash equivalents, and restricted cash	(38)	298	(132)
Cash, cash equivalents, and restricted cash at the beginning of the year	1,780	1,482	1,614
Cash, cash equivalents, and restricted cash at the end of the year	1,742	1,780	1,482
(a) Net cash paid during the year for:
Interest	91	161	190
Taxes	15	7	12
(b) Non-cash activities:
Prepaid expenses related to 2017 SEDA (see Note 14a(2)	28
(a) Acquisition of iDnext Ltd. And Next-Line Ltd.:
Fair value of net tangible assets acquired at acquisition date			80
Fair value of net intangible assets acquired at acquisition date			806
Less- amount acquired by converting loan into shares			(256)
Less-Contingent consideration on account of acquisition			(178)
Less- amount acquired by issuance of shares			(298)
Net cash used to pay for Acquisition of iDnext Ltd. and Next-Line Ltd.			$ 154